Related party transactions (Details Narrative) - ZHEJIANG TIANLAN [Member] - Engineering Service	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Investment | ¥			¥ 0	¥ 0
Remuneration | $	$ 2,634,000	$ 2,037,000